REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
REVENUE
3. REVENUE
The majority of our revenue is derived from long-term,
fee-based
contracts with our customers, which include original terms of up to 25 years. We recognize revenue earned from fee-based
gathering, compression, treating and processing services in Gathering services and related fees. We also earn revenue in the Williston Basin and Permian Basin reporting segments from the sale of physical natural gas purchased from our customers under certain percent-of-proceeds
arrangements. Under ASC Topic 606, these gathering contracts are presented net within Cost of natural gas and NGLs. We sell natural gas that we retain from certain customers in the Barnett Shale reporting segment to offset the power expenses of the electric-driven compression on the DFW Midstream system. We also sell condensate and NGLs retained from certain of our gathering services in the Piceance Basin and Permian Basin reporting segments. Revenues from the sale of natural gas and condensate are recognized in Natural gas, NGLs and condensate sales; the associated expense is included in Operation and maintenance expense. Certain customers reimburse us for costs we incur on their behalf. We record costs incurred and reimbursed by our customers on a gross basis, with the revenue component recognized in Other revenues.
The transaction price in our contracts is primarily based on the volume of natural gas, crude oil or produced water transferred by our gathering systems to the customer’s agreed upon delivery point multiplied by the contractual rate. For contracts that include MVCs, variable consideration up to the MVC will be included in the transaction price. For contracts that do not include MVCs, we do not estimate variable consideration because the performance obligations are completed and settled on a daily basis. For contracts containing noncash consideration such as fuel received in-kind,
we measure the transaction price at the point of sale when the volume, mix and market price of the commodities are known.
We have contracts with MVCs that are variable and constrained. Contracts with greater than monthly MVCs are reviewed on a quarterly basis and adjustments to those estimates are made during each respective reporting period, if necessary.
The transaction price is allocated if the contract contains more than one performance obligation such as contracts that include MVCs. The transaction price allocated is based on the MVC for the applicable measurement period.
Performance obligations.
The majority of our contracts have a single performance obligation which is either to provide gathering services (an integrated service) or sell natural gas, NGLs and condensate, which are both satisfied when the related natural gas, crude oil and produced water are received and transferred to an agreed upon delivery point. We also have certain contracts with multiple performance obligations. They include an option for the customer to acquire additional services such as contracts containing MVCs. These performance obligations would also be satisfied when the related natural gas, crude oil and produced water are received and transferred to an agreed upon delivery point. In these instances, we allocate the contract’s transaction price to each performance obligation using our best estimate of the standalone selling price of each service in the contract.
Performance obligations for gathering services are generally satisfied over time. We utilize either an output method (i.e., measure of progress) for guaranteed, stand-ready service contracts or an asset/system delivery time estimate for non-guaranteed,
as-available
service contracts.
Performance obligations for the sale of natural gas, NGLs and condensate are satisfied at a point in time. There are no significant judgments for these transactions because the customer obtains control based on an agreed upon delivery point.
Certain of our gathering and/or processing agreements provide for monthly or annual MVCs. Under these MVCs, our customers agree to ship and/or process a minimum volume of production on our gathering systems or to pay a minimum monetary amount over certain periods during the term of the MVC. A customer must make a shortfall payment to us at the end of the contracted measurement period if its actual throughput volumes are less than its contractual MVC for that period. Certain customers are entitled to utilize shortfall payments to offset gathering fees in one or more subsequent contracted measurement periods to the extent that such customer’s throughput volumes in a subsequent contracted measurement period exceed its MVC for that contracted measurement period.
We recognize customer obligations under their MVCs as revenue and contract assets when (i) we consider it remote that the customer will utilize shortfall payments to offset gathering or processing fees in excess of its MVCs in subsequent periods; (ii) the customer incurs a shortfall in a contract with no banking mechanism or claw back provision; (iii) the customer’s banking mechanism has expired; or (iv) it is remote that the customer will use its unexercised right.
Our services are typically billed on a monthly basis and we do not offer extended payment terms. We do not have contracts with financing components.
The following table presents estimated revenue expected to be recognized during the remainder of 2020 and over the remaining contract period related to performance obligations that are unsatisfied and are comprised of estimated MVC shortfall payments.
We applied the practical expedient in paragraph
606-10-50-14
of ASC Topic 606 for certain arrangements that we consider optional purchases (i.e., there is no enforceable obligation for the customer to make purchases) and those amounts are therefore excluded from the table.

	2020	2021	2022	2023	2024	Thereafter
	(In thousands)
Gathering services and related fees	$86,916	$102,127	$84,736	$66,693	$50,608	$58,672
Revenue by Category.
In the following table, revenue is disaggregated by geographic area and major products and services. Ohio Gathering is excluded from the tables below due to equity method accounting. For more detailed information about reportable segments, see Note 4.

	Reportable Segments
	Three months ended March 31, 2020
	Utica Shale	Williston Basin	DJ Basin	Permian Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total reportable segments	All other segments	Total
	(In thousands)
Major products / services lines
Gathering services and related fees	$6,962	$23,797	$6,855	$2,311	$27,189	$10,443	$6,235	$83,792	$—	$83,792
Natural gas, NGLs and condensate sales	—	4,324	70	4,512	1,003	3,871	—	13,780	—	13,780
Other revenues	—	3,142	1,034	187	1,065	1,260	—	6,688	643	7,331

Total	$6,962	$31,263	$7,959	$7,010	$29,257	$15,574	$6,235	$104,260	$643	$104,903

	Reportable Segments
	Three months ended March 31, 2019
	Utica Shale	Williston Basin	DJ Basin	Permian Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total reportable segments	All other segments	Total
	(In thousands)
Major products / services lines
Gathering services and related fees	$7,495	$25,706	$3,724	$366	$31,840	$13,025	$6,197	$88,353	$(1,389)	$86,964
Natural gas, NGLs and condensate sales	—	5,585	85	4,221	2,302	604	—	12,797	25,131	37,928
Other revenues	—	2,908	1,007	32	1,138	1,656	—	6,741	(225)	6,516

Total	$7,495	$34,199	$4,816	$4,619	$35,280	$15,285	$6,197	$107,891	$23,517	$131,408
Contract balances.
Contract assets relate to our rights to consideration for work completed but not billed at the reporting date and consist of the estimated MVC shortfall payments expected from our customers and unbilled activity associated with contributions in aid of construction. Contract assets are transferred to trade receivables when the rights become unconditional. The following table provides information about contract assets from contracts with customers:

	March 31, 2020	December 31, 2019
	(In thousands)
Contract assets, beginning of period	$3,902	$8,755
Additions	13,877	18,077
Transfers out	(425)	(22,930)

Contract assets, end of period	$17,354	$3,902
As of March 31, 2020, receivables with customers totaled $58.0 million and contract assets totaled $17.4 million which were included in the Accounts receivable caption on the unaudited condensed consolidated balance sheet.
As of December 31, 2019, receivables with customers totaled $90.4 million and contract assets totaled $3.9 million which were included in the Accounts receivable caption on the unaudited condensed consolidated balance sheet.
Contract liabilities (deferred revenue) relate to the advance consideration received from customers primarily for contributions in aid of construction. We recognize contract liabilities under these arrangements in revenue over the contract period. For the three months ended March 31, 2020 and 2019, we recognized $2.4 million and $2.7 million of gathering services and related fees which were included in the contract liability balance as of the beginning of the period. See Note 8 for additional details.

3. REVENUE
The majority of our revenue is derived from long-term,
fee-based
contracts with our customers, which include original terms of up to 25 years. We recognize revenue earned from fee-based
gathering, compression, treating and processing services in gathering services and related fees. We also earn revenue in the Williston Basin and Permian Basin reporting segments from the sale of physical natural gas purchased from our customers under certain percent-of-proceeds
arrangements. Under ASC Topic 606, these gathering contracts are presented net within cost of natural gas and NGLs. We sell natural gas that we retain from certain customers in the Barnett Shale reporting segment to offset the power expenses of the electric-driven compression on the DFW Midstream system. We also sell condensate and NGLs retained from certain of our gathering services in the Piceance Basin and Permian Basin reporting segments. Revenues from the sale of natural gas and condensate are recognized in Natural gas, NGLs and condensate sales; the associated expense is included in Operation and maintenance expense. Certain customers reimburse us for costs we incur on their behalf. We record costs incurred and reimbursed by our customers on a gross basis, with the revenue component recognized in Other revenues.
The transaction price in our contracts is primarily based on the volume of natural gas, crude oil or produced water transferred by our gathering systems to the customer’s agreed upon delivery point multiplied by the contractual rate. For contracts that include MVCs, variable consideration up to the MVC will be included in the transaction price. For contracts that do not include MVCs, we do not estimate variable consideration because the performance obligations are completed and settled on a daily basis. For contracts containing noncash consideration such as fuel received in-kind,
we measure the transaction price at the point of sale when the volume, mix and market price of the commodities are known.
We have contracts with MVCs that are variable and constrained. Contracts with greater than monthly MVCs are reviewed on a quarterly basis and adjustments to those estimates are made during each respective reporting period, if necessary.
The transaction price is allocated if the contract contains more than one performance obligation such as contracts that include MVCs. The transaction price allocated is based on the MVC for the applicable measurement period.
Performance obligations
. The majority of our contracts have a single performance obligation which is either to provide gathering services (an integrated service) or sell natural gas, NGLs and condensate, which are both satisfied when the related natural gas, crude oil and produced water are received and transferred to an agreed upon delivery point. We also have certain contracts with multiple performance obligations. They include an option for the customer to acquire additional services such as contracts containing MVCs. These performance obligations would also be satisfied when the related natural gas, crude oil and produced water are received and transferred to an agreed upon delivery point. In these instances, we allocate the contract’s transaction price to each performance obligation using our best estimate of the standalone selling price of each service in the contract.
Performance obligations for gathering services are generally satisfied over time. We utilize either an output method (i.e., measure of progress) for guaranteed, stand-ready service contracts or an asset/system delivery time estimate for non-guaranteed,
as-available
service contracts.
Performance obligations for the sale of natural gas, NGLs and condensate are satisfied at a point in time. There are no significant judgments for these transactions because the customer obtains control based on an agreed upon delivery point.
Certain of our gathering and/or processing agreements provide for monthly or annual MVCs. Under these MVCs, our customers agree to ship and/or process a minimum volume of production on our gathering systems or to pay a minimum monetary amount over certain periods during the term of the MVC. A customer must make a shortfall payment to us at the end of the contracted measurement period if its actual throughput volumes are less than its contractual MVC for that period. Certain customers are entitled to utilize shortfall payments to offset gathering fees in one or more subsequent contracted measurement periods to the extent that such customer’s throughput volumes in a subsequent contracted measurement period exceed its MVC for that contracted measurement period.
We recognize customer obligations under their MVCs as revenue and contract assets when (i) we consider it remote that the customer will utilize shortfall payments to offset gathering or processing fees in excess of its MVCs in subsequent periods; (ii) the customer incurs a shortfall in a contract with no banking mechanism or claw back provision; (iii) the customer’s banking mechanism has expired; or (iv) it is remote that the customer will use its unexercised right.
Our services are typically billed on a monthly basis and we do not offer extended payment terms. We do not have contracts with financing components.
The following table presents estimated revenue expected to be recognized over the remaining contract period related to performance obligations that are unsatisfied and are comprised of estimated MVC shortfall payments.
We applied the practical expedient in paragraph
606-10-50-14
of Topic 606 for certain arrangements that we consider optional purchases (i.e., there is no enforceable obligation for the customer to make purchases) and those amounts are therefore excluded from the table.

	2020	2021	2022	2023	2024	Thereafter
	(In thousands)
Gathering services and related fees	$122,055	$102,127	$84,736	$66,693	$50,608	$59,602
Revenue by Category
. In the following table, revenue is disaggregated by geographic area and major products and services. Ohio Gathering is excluded from the tables below due to equity method accounting. For more detailed information about reportable segments, see Note 4.

	Reportable Segments
	Year ended December 31, 2019
	Utica Shale	Williston Basin	DJ Basin	Permian Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total reportable segments	All other segments	Total
	(In thousands)
Major products / services lines
Gathering services and related fees	$31,926	$77,626	$21,940	$3,610	$121,357	$47,862	$24,471	$328,792	$(2,045)	$326,747
Natural gas, NGLs and condensate sales	—	16,461	389	16,383	7,954	17,147	—	58,334	28,660	86,994
Other revenues	2,065	11,564	3,721	310	4,327	6,793	—	28,780	1,007	29,787

Total	$33,991	$105,651	$26,050	$20,303	$133,638	$71,802	$24,471	$415,906	$27,622	$443,528

	Reportable Segments
	Year ended December 31, 2018
	Utica Shale	Williston Basin	DJ Basin	Permian Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total reportable segments	All other segments	Total
	(In thousands)
Major products / services lines
Gathering services and related fees	$35,233	$79,606	$11,251	$115	$135,810	$59,030	$29,573	$350,618	$(6,002)	$344,616
Natural gas, NGLs and condensate sales	—	31,840	371	843	14,800	2,523	—	50,377	84,457	134,834
Other revenues	—	12,204	3,672	—	4,909	6,712	—	27,497	(294)	27,203

Total	$35,233	$123,650	$15,294	$958	$155,519	$68,265	$29,573	$428,492	$78,161	$506,653
Contract balances
. Contract assets relate to our rights to consideration for work completed but not billed at the reporting date and consist of the estimated MVC shortfall payments expected from our customers and unbilled activity associated with contributions in aid of construction. Contract assets are transferred to trade receivables when the rights become unconditional. The following table provides information about contract assets from contracts with customers:

	December 31, 2019	December 31, 2018
	(In thousands)
Contract assets, beginning of period	$8,755	$—
Additions	18,077	26,403
Transfers out	(22,930)	(17,648)

Contract assets, end of period	$3,902	$8,755
As of December 31, 2019, receivables with customers totaled $90.4 million and contract assets totaled $3.9 million which were included in the Accounts receivable caption on the consolidated balance sheet.
As of December 31, 2018, receivables with customers totaled $82.9 million and contract assets totaled $8.8 million which were included in the Accounts receivable caption on the consolidated balance sheet.
Contract liabilities (deferred revenue) relate to the advance consideration received from customers primarily for contributions in aid of construction. We recognize contract liabilities under these arrangements in revenue over the contract period. For the years ended December 31, 2019 and 2018, we recognized $10.1 million and $10.8 million, respectively, of gathering services and related fees which was included in the contract liability balance as of the beginning of the period. See Note 9 for additional details.